Note 6 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of December 31, 2024	As of December 31, 2023
Computers, software, and office equipment	$170,350	$252,961
Leasehold improvements	306,961	306,961
Laboratory equipment	1,692,230	1,696,430
Total	2,169,541	2,256,352
Less: Accumulated depreciation	(1,821,953)	(1,788,779)
Total Property and equipment, net	$347,588	$467,573